UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marble Arch Investments, LP
Address: 645 Madison Avenue
         11th Floor
         New York, New York  10022

13F File Number:  28-12924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Scott McLellan
Title:     Manager of Marble Arch Investments GP, LLC
Phone:     212.230.1290

Signature, Place, and Date of Signing:

     Robert Scott McLellan     New York, New York     November 15, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $307,690 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF AMERICA CORPORATION    *W EXP 01/16/201 060505146    10498  1620000 SH       SOLE                  1620000
BHP BILLITON PLC               SPONSORED ADR    05545E209     9588   150000 SH       SOLE                   150000
BRIDGEPOINT ED INC             COM              10807M105      674   350000 SH  PUT  SOLE                   350000
COVANTA HLDG CORP              COM              22282E102    11970   760000 SH       SOLE                   760000
EDUCATION MGMT CORP NEW        COM              28140M103      315   107800 SH  CALL SOLE                   107800
ENSCO PLC                      SPONSORED ADR    29358Q109    26838   600000 SH       SOLE                   600000
FORESTAR GROUP INC             COM              346233109    10230   600000 SH       SOLE                   600000
GOOGLE INC                     CL A             38259P508    26290    50000 SH       SOLE                    50000
GRACE W R & CO DEL NEW         COM              38388F108    13970   500000 SH       SOLE                   500000
JPMORGAN CHASE & CO            *W EXP 10/28/201 46634E114     7148   612500 SH       SOLE                   612500
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    21960   280000 SH       SOLE                   280000
LIBERTY GLOBAL INC             COM SER A        530555101    20027   650000 SH       SOLE                   650000
MASTERCARD INC                 CL A             57636Q104    12320    55000 SH       SOLE                    55000
MERU NETWORKS INC              COM              59047Q103     2155   125000 SH       SOLE                   125000
REGIONS FINANCIAL CORP NEW     COM              7591EP100    12723  1750000 SH       SOLE                  1750000
SOLARWINDS INC                 COM              83416B109    13377   775000 SH       SOLE                   775000
TESLA MTRS INC                 COM              88160R101     1566    76723 SH       SOLE                    76723
THERAVANCE INC                 COM              88338T104    10653   530000 SH       SOLE                   530000
THERMO FISHER SCIENTIFIC INC   COM              883556102    15561   325000 SH       SOLE                   325000
TOWERS WATSON & CO             CL A             891894107    14754   300000 SH       SOLE                   300000
TRANSDIGM GROUP INC            COM              893641100    11138   179500 SH       SOLE                   179500
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    19848   800000 SH       SOLE                   800000
WYNDHAM WORLDWIDE CORP         COM              98310W108    14422   525000 SH       SOLE                   525000
XEROX CORP                     COM              984121103    19665  1900000 SH       SOLE                  1900000